Alliance
Money
Reserves

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)                            Alliance Money Reserves
================================================================================

Principal
 Amount
  (000)    Security (a)                               Yield                Value
--------------------------------------------------------------------------------

           COMMERCIAL
           PAPER-41.1%
           American Express
$  11,000  1/24/03 (b) .........................       1.34%      $   10,990,992
           Aspen Funding Corp.
    6,000  4/14/03 (b) .........................       1.34            5,977,220
           AWB Finance, Ltd.
   10,000  3/04/03 .............................       1.33            9,977,464
           Bank of Ireland
   18,000  2/06/03 .............................       1.33           17,976,725
           Banque Caisse
           d'Epargne L'Etat
   11,000  3/17/03 .............................       1.34           10,969,701
   38,000  2/27/03 .............................       1.66           37,901,876
           Banque Generale Du
           Luxembourg
    4,000  2/03/03 .............................       1.35            3,995,200
   20,000  1/21/03 .............................       1.78           19,981,211
           Cba Delaware Finance
           Inc.
   10,000  2/18/03 .............................       1.31            9,982,897
           Clipper Receivables
           Corp.
    6,000  1/31/03 (b) .........................       1.68            5,991,880
           Corporate Asset
           Funding Corp.
   10,000  3/04/03 .............................       1.32            9,977,633
    9,000  2/07/03 .............................       1.33            8,988,030
           Danske Corp.
   16,500  6/19/03 .............................       1.33           16,397,590
           Delaware Funding
           Corp.
    8,281  2/13/03 (b) .........................       1.34            8,268,054
           Den Norske Bank
   11,000  2/10/03 .............................       1.33           10,984,151
   11,000  2/03/03 .............................       1.34           10,986,898
   11,000  3/03/03 .............................       1.35           10,975,341
           Depfa Bank Plc
   14,000  2/06/03 .............................       1.54           13,979,039
   11,000  2/28/03 .............................       1.65           10,971,262
    8,000  1/24/03 .............................       1.77            7,991,347
           Dexia CLF Finance Co.
   17,000  2/19/03 (b) .........................       1.31           16,970,307
           Dresdner Bank
   11,000  2/25/03 .............................       1.36           10,977,560
   15,000  1/15/03 .............................       1.72           14,990,683
           Edison Asset Funding
    6,000  3/18/03 .............................       1.34            5,983,250
           GE Capital
           International Funding
   17,000  2/07/03 (b) .........................       1.54           16,973,820
   13,000  3/03/03 (b) .........................       1.59           12,965,550
           General Electric
           Capital Corp.
   12,000  2/28/03 .............................       1.78           11,966,180
           Giro Balanced Funding
   30,534  2/20/03 (b) .........................       1.79           30,459,607
   10,000  2/18/03 (b) .........................       1.80            9,976,500
           Glaxo Smithkline Plc
   25,000  2/24/03 .............................       1.32           24,951,417
           Goldman Sachs
           Group, Inc.
   33,000  2/14/03 (b) .........................       1.78           32,929,838
           Hbos Treasury
           Services Plc
   20,000  2/18/03 .............................       1.33           19,965,272
   11,000  3/13/03 .............................       1.33           10,971,553
   11,000  3/13/03 .............................       1.35           10,971,125
           HSBC Bank Plc
   11,000  3/26/03 .............................       1.35           10,965,762
   15,000  2/10/03 .............................       1.68           14,972,700
   12,000  2/18/03 .............................       1.71           11,973,210
   23,000  2/24/03 .............................       1.77           22,940,066
           J.P Morgan
           Chase & Co.
   10,000  2/18/03 .............................       1.33            9,982,636
   14,000  2/25/03 .............................       1.33           13,972,070
           Landesbank
           Baden-Wurttemberg
   11,000  3/18/03 .............................       1.33           10,969,521
           Landesbank
           Schleswig-Holstein
           Girozentrale
   11,000  6/09/03 .............................       1.34           10,935,308
   11,000  6/10/03 .............................       1.34           10,934,898
   12,000  4/15/03 .............................       1.64           11,943,865
   13,000  5/15/03 .............................       2.59           12,875,608
           Lexington Parker
           Capital Corp.
   12,000  1/13/03 (b) .........................       1.75           11,993,583
           Morgan Stanley Dean
           Witter
   20,000  3/26/03 .............................       1.33           19,938,672
   10,000  3/26/03 .............................       1.33            9,969,336
           National City Corp.
   16,000  3/06/03 .............................       1.34           15,962,480
   15,000  2/03/03 .............................       1.61           14,978,533

STATEMENT OF NET ASSETS (continued)                      Alliance Money Reserves
================================================================================

Principal
 Amount
  (000)    Security (a)                               Yield                Value
--------------------------------------------------------------------------------

           Nordeutsche
           Landesbank
$  11,000  3/10/03 .............................       1.33%      $   10,972,772
   10,000  3/18/03 .............................       1.33            9,972,292
           Northern Rock Plc
   15,000  4/15/03 .............................       1.33           14,942,921
   11,000  3/05/03 .............................       1.34           10,974,614
           Prudential Plc
    9,000  1/28/03 .............................       1.32            8,991,420
           Receivables Capital
           Corp.
   20,000  2/07/03 .............................       1.35           19,973,000
           San Paolo IMI Corp.
   22,000  1/31/03 .............................       1.33           21,976,430
           Scaldis Capital Llc
    4,000  4/15/03 .............................       1.35            3,984,550
    5,000  5/30/03 .............................       1.36            4,972,045
           Societe Generale N.A.,
           Inc.
   17,000  2/25/03 .............................       1.33           16,966,085
    6,000  3/18/03 .............................       1.34            5,983,313
           Toronto Dominion
           Bank
   14,000  4/23/03 .............................       1.34           13,942,373
           Unicredito Delaware,
           Inc.
   11,000  3/13/03 .............................       1.33           10,971,553
           Variable Funding
           Capital Corp.
    6,000  2/14/03 .............................       1.33            5,990,468
           Wells Fargo Corp.
   13,000  2/13/03 .............................       1.32           12,979,980
   13,000  2/12/03 .............................       1.33           12,980,309
           Windmill Funding
           Corp.
    7,000  3/12/03 .............................       1.33            6,982,156
   10,000  2/27/03 .............................       1.35            9,979,000
                                                                  --------------
           Total Commercial Paper
           (amortized cost
           $893,160,702) .......................                     893,160,702
                                                                  --------------
           U.S. GOVERNMENT
           AGENCIES-29.8%
           Federal Home Loan
           Bank
   90,000  1.49%, 3/19/03 FRN ..................       1.49           90,000,000
   22,000  10/30/03 ............................       1.70           22,000,000
   28,000  11/10/03 ............................       1.76           28,000,000
   50,000  9/15/03 .............................       1.80           50,000,000
   33,000  10/28/03 ............................       1.85           33,000,000
   20,500  9/16/03 .............................       1.96           20,500,000
           Federal Home Loan
           Mortgage Corporation
   35,000  12/05/03 ............................       1.75           35,000,000
           Federal National
           Mortgage Association
           FRN
  185,000  1.27%, 3/27/03 ......................       1.35          184,966,137
  120,000  1.48%, 5/05/03 ......................       1.56          119,968,693
           Student Loan Marketing
           Association FRN
   64,900  1.58%, 8/21/03 ......................       1.59           64,896,016
                                                                  --------------
           Total U.S. Government
           Agencies (amortized
           cost $648,330,846) ..................                     648,330,846
                                                                  --------------
           CERTIFICATES OF
           DEPOSIT-24.8%
           Abbey National
           Treasury Services Plc
    5,000  1.33%, 2/18/03 ......................       1.33            5,000,000
   17,000  1.78%, 1/27/03 ......................       1.78           17,000,000
           Bank of Montreal
   17,000  1.31%, 2/26/03 ......................       1.31           17,000,000
           Bank of Nova Scotia
   15,000  1.30%, 3/26/03 ......................       1.30           15,000,000
   11,000  1.33%, 2/26/03 ......................       1.33           11,000,000
           Barclays Bank Plc
   25,000  1.32%, 2/14/03 ......................       1.31           25,000,232
           Canadian Imperial
           Bank
   20,000  1.32%, 2/12/03 ......................       1.32           20,000,000
   13,000  1.60%, 2/04/03 ......................       1.60           13,000,000
           Citibank NA
   15,000  1.32%, 2/24/03 ......................       1.32           15,000,000
   20,000  1.71%, 2/03/03 ......................       1.71           20,000,000
           Credit Agricole
           Indosuez FRN
   35,000  1.33%, 6/30/03 ......................       1.38           34,992,021
           Landesbank
           Baden-Wurttemberg
   23,000  1.78%, 1/31/03 ......................       1.77           23,000,092
           Landesbank
           Hessen-Thueringen
   20,000  1.33%, 2/20/03 ......................       1.33           20,000,000
           Lloyds Bank Plc
   22,000  1.32%, 3/17/03 ......................       1.32           22,000,000
   11,000  1.33%, 2/25/03 ......................       1.33           11,000,000
   12,000  1.67%, 2/13/03 ......................       1.67           12,000,000
   10,000  1.69%, 3/31/03 ......................       1.64           10,001,194
           M & I Marshall &
           Iisley Bank
   10,000  1.32%, 3/18/03 ......................       1.32           10,000,000

                                                         Alliance Money Reserves
================================================================================

Principal
 Amount
  (000)    Security (a)                               Yield                Value
--------------------------------------------------------------------------------

           Natexis Banque
$   9,000  1.32%, 2/18/03 ......................       1.32%      $    9,000,000
    6,000  1.54%, 2/06/03 ......................       1.33            6,001,221
    6,000  1.67%, 2/14/03 ......................       1.33            6,002,414
           Nordeutsche
           Landesbank
   12,000  1.69%, 1/31/03 ......................       1.69           12,000,000
   13,000  2.87%, 3/25/03 ......................       2.90           12,999,281
           Rabobank Nederland
   13,000  2.76%, 3/24/03 ......................       2.85           12,993,330
           Royal Bank Scotland Plc
   30,000  1.33%, 2/10/03 ......................       1.33           30,000,000
   16,000  2.83%, 3/19/03 ......................       2.85           15,999,343
           San Paolo IMI Corp.
   11,000  1.34%, 3/05/03 ......................       1.34           11,000,000
           Southtrust Bank NA
   12,000  1.69%, 1/31/03 ......................       1.70           11,999,904
           Svenska
           Handelsbanken
   18,000  1.31%, 3/31/03 ......................       1.31           18,000,000
   15,000  1.32%, 3/12/03 ......................       1.32           15,000,000
           Wells Fargo Bank
   28,000  1.32%, 2/28/03 ......................       1.29           28,001,321
           Westdeutsche
           Landesbank
           Girozentrale
   32,000  1.36%, 6/16/03 ......................       1.36           32,000,000
           Westpac Banking
   17,000  1.32%, 3/11/03 ......................       1.32           17,000,000
                                                                  --------------
           Total Certificates of
           Deposit (amortized cost
           $538,990,353) .......................                     538,990,353
                                                                  --------------
           CORPORATE
           OBLIGATIONS-4.1%
           Beta Finance, Inc. MTN
   13,000  2.60%, 5/15/03 (b) ..................       2.70           12,995,325
           Dorada Finance, Inc.
           MTN
   13,000  2.80%, 3/17/03 (b) ..................       2.80           13,000,000
           Merrill Lynch & Co.,
           Inc. MTN
   13,000  2.45%, 3/25/03 ......................       2.45           13,000,000
           Metlife Funding
           Agreement FRN
   20,000  1.49%, 7/01/03 ......................       1.49           20,000,000
           Sigma Finance, Inc.
           FRN  MTN
   15,000  1.41%, 5/01/03 (b) ..................       1.42           14,999,510
           Sigma Finance, Inc.
           FRN
   15,000  1.74%, 7/15/03 (b) ..................       1.75           14,999,203
                                                                  --------------
           Total Corporate
           Obligations (amortized
           cost $88,994,038) ...................                      88,994,038
                                                                  --------------
           TIME DEPOSIT-0.1%
           Royal Bank of Canada
    2,200  1.22%, 1/02/03
           (amortized cost
           $2,200,000) .........................       1.22            2,200,000
                                                                  --------------
           TOTAL
           INVESTMENTS-99.9%
           (amortized cost
           $2,171,675,939) .....................                   2,171,675,939
            Other assets less
           liabilities-0.1% ....................                       1,762,011
                                                                  --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           2,174,572,070 shares
           outstanding) ........................                  $2,173,437,950
                                                                  ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, these securities amounted to $207,497,806 representing 9.5% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note

      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)           Alliance Money Reserves
================================================================================

INVESTMENT INCOME
   Interest ..............................................................                                    $    21,229,000
EXPENSES
   Advisory fee (Note B) .................................................             $     5,701,105
   Distribution assistance and administrative service (Note C) ...........                   4,195,483
   Transfer agency (Note B) ..............................................                     979,766
   Custodian fees ........................................................                     161,261
   Printing ..............................................................                     117,177
   Registration fees .....................................................                      22,444
   Audit and legal fees ..................................................                      16,602
   Trustees' fees ........................................................                       6,413
   Miscellaneous .........................................................                      10,156
                                                                                       ---------------
   Total expenses ........................................................                                         11,210,407
                                                                                                              ---------------
   Net investment income .................................................                                         10,018,593
REALIZED GAIN ON INVESTMENT TRANSACTIONS
   Net realized gain on investment transactions ..........................                                                962
                                                                                                              ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................                                    $    10,019,555
                                                                                                              ===============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                      Six Months Ended
                                                                                      December 31, 2002          Year Ended
                                                                                        (unaudited)            June 30, 2002
                                                                                      =================       ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .................................................             $    10,018,593        $    42,887,290
   Net realized gain on investment transactions ..........................                         962                 46,206
                                                                                       ---------------        ---------------
   Net increase in net assets from operations ............................                  10,019,555             42,933,496
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .................................................                 (10,018,593)           (42,887,290)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ......................................                (397,977,097)           660,476,874
                                                                                       ---------------        ---------------
   Total increase (decrease) .............................................                (397,976,135)           660,523,080
NET ASSETS
   Beginning of period ...................................................               2,571,414,085          1,910,891,005
                                                                                       ---------------        ---------------
   End of period .........................................................             $ 2,173,437,950        $ 2,571,414,085
                                                                                       ===============        ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002  (unaudited)                           Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $180,451.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $326,273 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $522 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS (continued)                Alliance Money Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $2,919,377. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $1,276,106, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $479,849, which expires in 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2002, capital paid-in aggregated $2,174,572,070. Transactions, all at $1.00 per share, were as follows:

                                                               Six Months Ended
                                                               December 31, 2002         Year Ended
                                                                  (unaudited)          June 30, 2002
                                                               =================      ==============
Shares sold ..............................................       1,231,309,431         4,020,921,430
Shares issued on reinvestments of dividends ..............          10,018,593            42,887,290
Shares redeemed ..........................................      (1,639,305,121)       (3,403,331,846)
                                                                --------------        --------------
Net increase (decrease) ..................................        (397,977,097)          660,476,874
                                                                ==============        ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                  Six Months
                                                     Ended
                                                 December 31,                        Year Ended June 30,
                                                      2002         ========================================================
                                                  (unaudited)       2002       2001       2000          1999          1998
                                                 =============     ======     ======     ======        ======        ======
Net asset value, beginning of period ........        $ 1.00        $ 1.00     $ 1.00     $ 1.00        $ 1.00        $ 1.00
                                                     ------        ------     ------     ------        ------        ------
Income from Investment Operations
---------------------------------
Net investment income .......................          .004(a)       .016       .051       .049(a)       .043(a)       .047(a)
                                                     ------        ------     ------     ------        ------        ------
Less: Dividends
---------------
Dividends from net investment income ........         (.004)        (.016)     (.051)     (.049)        (.043)        (.047)
                                                     ------        ------     ------     ------        ------        ------
Net asset value, end of period ..............        $ 1.00        $ 1.00     $ 1.00     $ 1.00        $ 1.00        $ 1.00
                                                     ======        ======     ======     ======        ======        ======
Total Return
------------
Total investment return based
   on net asset value (b) ...................           .43%         1.58%      5.19%      4.98%         4.39%         4.83%
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)......        $2,173        $2,571     $1,911     $1,812        $1,407        $1,166
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements .....................           .96%(c)       .99%      1.00%      1.00%         1.00%         1.00%
   Expenses, before waivers
     and reimbursements .....................           .96%(c)       .99%      1.00%      1.01%         1.02%         1.02%
   Net investment income ....................           .86%(c)      1.54%      5.06%      4.90%(a)      4.28%(a)      4.72%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                         Alliance Money Reserves
================================================================================

Alliance Money Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1) Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

Alliance Money Reserves
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1| Option |2|

Fund Code |3| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMRSR1202